SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Principal Effects on Statement of Profit or Loss) (Details) ₪ in Thousands	12 Months Ended
Dec. 31, 2018 ILS (₪)
Disclosure of quantitative information about right-of-use assets [line items]
Decrease in lease expenses pursuant to IAS 17	₪ (808)
Increase in depreciation expenses pursuant to IFRS 16	780
Total increase in income from operating activities	28
Increase in finance expenses pursuant to IFRS 16	44
Decrease in tax expenses pursuant to IFRS 16	4
Total decrease in income for the year	(12)
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Decrease in lease expenses pursuant to IAS 17	(808)
Increase in depreciation expenses pursuant to IFRS 16	780
Total increase in income from operating activities	28
Increase in finance expenses pursuant to IFRS 16	44
Decrease in tax expenses pursuant to IFRS 16	4
Total decrease in income for the year	₪ (12)